Derivative financial instruments	12 Months Ended
Sep. 30, 2018
Derivative financial instruments
Derivative financial instruments

Note 21. Derivative financial instruments

Accounting policy

Derivative financial instruments are instruments whose values derive from the value of an underlying asset, reference rate or index and include forwards, futures, swaps and options.

All derivatives are held at fair value. Changes in fair value are recognised in the income statement, unless designated in a cash flow or net investment hedge relationship. Derivatives are presented as an asset where they have a positive fair value at balance date or as a liability where the fair value at balance date is negative.

The Group uses derivative instruments for trading and also as part of its asset and liability risk management activities, which are discussed in Note 22. Derivatives used for risk management activities include designating derivatives into one of three hedge accounting relationships: fair value hedge; cash flow hedge; or hedge of a net investment in a foreign operation, where permitted under AASB 139. These hedge designations and associated accounting treatment are as follows:

Fair value hedges

Fair value hedges hedge the exposure to changes in the fair value of an asset or liability.

Changes in the fair value of derivatives and the hedged asset or liability in fair value hedges are recognised in interest income. The carrying value of the hedged asset or liability is adjusted for the changes in fair value related to the hedged risk.

If a hedge is discontinued, any fair value adjustments to the carrying value of the asset or liability are amortised to interest income over the period to maturity. If the asset or liability is sold, any unamortised adjustment is immediately recognised in interest income.

Cash flow hedges

Cash flow hedges hedge the exposure to variability of cash flows attributable to an asset, liability or future forecast transaction.

For effective hedges, changes in the fair value of derivatives are recognised in the cash flow hedge reserve through other comprehensive income and subsequently recognised in interest income when the asset or liability that was hedged impacts the income statement.

For hedges with some ineffectiveness, the changes in the fair value of the derivatives relating to the ineffective portion are immediately recognised in interest income.

If a hedge is discontinued, any cumulative gain or loss remains in other comprehensive income. It is amortised to interest income over the period which the asset or liability that was hedged also impacts the income statement.

If a hedge of a forecast transaction is no longer expected to occur, any cumulative gain or loss in other comprehensive income is immediately recognised in interest income.

Net investment hedges

Net investment hedges hedge foreign currency risks arising from a net investment of a foreign operation.

For effective hedges, changes in the fair value of derivatives are recognised in the foreign currency translation reserve through other comprehensive income.

For hedges with some ineffectiveness, the changes in the fair value of the derivatives relating to the ineffective portion are immediately recognised in non-interest income.

If a foreign operation is disposed of, any cumulative gain or loss in other comprehensive income is immediately recognised in non-interest income.

a.    Fair value hedges

The Group hedges its interest rate risk from fixed debt issuances and fixed rate assets with single currency interest rate derivatives.

	Consolidated		Parent Entity
$m	2018	2017	2018	2017
Change in fair value hedging instruments	(1,203)	(328)	(1,208)	(337)
Change in fair value hedge items attributed to hedged risk	1,192	292	1,197	306

Ineffectiveness in interest income	(11)	(36)	(11)	(31)

b.    Cash flow hedges

Exposure to the volatility of interest cash flows from customer deposits and loans is hedged with interest rate derivatives.

Exposure to foreign currency principal and interest cash flows from floating rate debt issuances is hedged through the use of cross currency derivatives.

Gross cash inflows and outflows on derivatives designated in cash flow hedges are, as a proportion of total gross cash flows, expected to occur in the following periods:

	Less Than	1 Month to	3 Months	1 Year to	2 Years to	3 Years to	4 Years to	Over
	1 Month	3 Months	to 1 Year	2 Years	3 Years	4 Years	5 Years	5 Years
2018
Cash inflows	0.3%	2.1%	21.8%	23.8%	18.9%	19.1%	4.7%	9.3%
Cash outflows	0.5%	1.8%	22.4%	23.0%	19.5%	18.0%	4.9%	9.9%

2017
Cash inflows	3.2%	3.6%	15.6%	21.6%	17.5%	14.6%	14.7%	9.2%
Cash outflows	3.7%	3.6%	15.3%	20.6%	17.1%	15.4%	14.4%	9.9%

	Consolidated		Parent Entity
$m	2018	2017	2018	2017

Cash flow hedge ineffectiveness	(7)	14	(11)	18

c.    Dual fair value and cash flow hedges

Fixed rate foreign currency denominated debt is hedged using cross currency interest rate derivatives, designated as fair value hedges of foreign interest rates and cash flow hedges of foreign exchange rates.

d.    Net investment hedges

The Group uses foreign exchange forward contracts when hedging the currency translation risk of net investments in foreign operations. For both the Group and Parent Entity, ineffectiveness arising from net investment hedges amounted to nil (2017: nil).

The notional amount and fair value of derivative instruments held for trading and designated in hedge relationships are set out in the following tables:

Consolidated 2018		Fair Value
				Hedging						Total
	Notional	Trading		Fair Value		Cash Flow		Net Investment		Fair Value
$m	Amount	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Interest rate contracts
Futures contracts1	189,853	-	-	-	-	-	-	-	-	-	-
Forward rate agreements	168,132	11	(12)	-	-	-	-	-	-	11	(12)
Swap agreements	2,863,349	15,626	(15,580)	505	(4,751)	385	(550)	-	-	16,516	(20,881)
Options	39,067	165	(167)	-	-	-	-	-	-	165	(167)

Total interest rate contracts	3,260,401	15,802	(15,759)	505	(4,751)	385	(550)	-	-	16,692	(21,060)

Foreign exchange contracts
Spot and forward contracts	784,791	6,741	(6,418)	-	-	-	-	-	(32)	6,741	(6,450)
Cross currency swap agreements2	462,949	6,561	(9,019)	726	33	1,639	(215)	-	-	8,926	(9,201)
Options	22,281	120	(184)	-	-	-	-	-	-	120	(184)

Total foreign exchange contracts	1,270,021	13,422	(15,621)	726	33	1,639	(215)	-	(32)	15,787	(15,835)

Commodity contracts	6,735	246	(300)	-	-	-	-	-	-	246	(300)
Equities	96	1	-	-	-	-	-	-	-	1	-
Credit default swaps	13,536	102	(101)	-	-	-	-	-	-	102	(101)

Total of gross derivatives	4,550,789	29,573	(31,781)	1,231	(4,718)	2,024	(765)	-	(32)	32,828	(37,296)

Impact of netting arrangements3	-	(8,222)	8,912	(375)	3,633	(130)	344	-	-	(8,727)	12,889

Total of net derivatives	4,550,789	21,351	(22,869)	856	(1,085)	1,894	(421)	-	(32)	24,101	(24,407)

Consolidated 2017		Fair Value
				Hedging						Total
	Notional	Trading		Fair Value		Cash Flow		Net Investment		Fair Value
$m	Amount	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Interest rate contracts
Futures contracts1	132,785	-	-	-	-	-	-	-	-	-	-
Forward rate agreements	215,934	21	(20)	-	-	-	-	-	-	21	(20)
Swap agreements	2,655,134	16,438	(15,361)	446	(3,241)	498	(707)	-	-	17,382	(19,309)
Options	69,016	156	(183)	-	-	-	-	-	-	156	(183)

Total interest rate contracts	3,072,869	16,615	(15,564)	446	(3,241)	498	(707)	-	-	17,559	(19,512)

Foreign exchange contracts
Spot and forward contracts	668,896	5,781	(6,027)	-	-	-	-	19	(19)	5,800	(6,046)
Cross currency swap agreements2	444,421	6,272	(7,893)	573	4	1,006	(744)	-	-	7,851	(8,633)
Options	13,604	124	(138)	-	-	-	-	-	-	124	(138)

Total foreign exchange contracts	1,126,921	12,177	(14,058)	573	4	1,006	(744)	19	(19)	13,775	(14,817)

Commodity contracts	7,772	270	(235)	-	-	-	-	-	-	270	(235)
Equities	202	3	-	-	-	-	-	-	-	3	-
Credit default swaps	10,907	79	(78)	-	-	-	-	-	-	79	(78)

Total of gross derivatives	4,218,671	29,144	(29,935)	1,019	(3,237)	1,504	(1,451)	19	(19)	31,686	(34,642)

Impact of netting arrangements3	-	(7,332)	7,178	(149)	1,782	(172)	307	-	-	(7,653)	9,267

Total of net derivatives	4,218,671	21,812	(22,757)	870	(1,455)	1,332	(1,144)	19	(19)	24,033	(25,375)

1The fair value differential of futures contracts are settled daily with the exchange. The notional balance represents open contracts as at 30 September.

2The unrealised foreign exchange gains or losses on derivatives in hedge relationships are substantially offset by the retranslation at spot exchange rates of the foreign currency denominated debt being hedged.

3Consists of derivative trades settled directly with central clearing counterparties and their associated variation margin. Refer to Note 24.

Parent Entity 2018		Fair Value
				Hedging						Total
	Notional	Trading		Fair Value		Cash Flow		Net Investment		Fair Value
$m	Amount	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Interest rate contracts
Futures contracts1	189,853	-	-	-	-	-	-	-	-	-	-
Forward rate agreements	168,132	11	(12)	-	-	-	-	-	-	11	(12)
Swap agreements	2,859,358	15,659	(15,751)	489	(4,568)	352	(444)	-	-	16,500	(20,763)
Options	39,067	165	(167)	-	-	-	-	-	-	165	(167)

Total interest rate contracts	3,256,410	15,835	(15,930)	489	(4,568)	352	(444)	-	-	16,676	(20,942)

Foreign exchange contracts
Spot and forward contracts	784,438	6,737	(6,417)	-	-	-	-	-	(31)	6,737	(6,448)
Cross currency swap agreements2	456,251	6,562	(9,019)	703	40	1,142	(164)	-	-	8,407	(9,143)
Options	22,281	120	(184)	-	-	-	-	-	-	120	(184)

Total foreign exchange contracts	1,262,970	13,419	(15,620)	703	40	1,142	(164)	-	(31)	15,264	(15,775)

Commodity contracts	6,735	246	(300)	-	-	-	-	-	-	246	(300)
Equities	96	1	-	-	-	-	-	-	-	1	-
Credit default swaps	13,536	102	(101)	-	-	-	-	-	-	102	(101)

Total of gross derivatives	4,539,747	29,603	(31,951)	1,192	(4,528)	1,494	(608)	-	(31)	32,289	(37,118)

Impact of netting arrangements3	-	(8,222)	8,912	(375)	3,633	(130)	344	-	-	(8,727)	12,889

Total of net derivatives	4,539,747	21,381	(23,039)	817	(895)	1,364	(264)	-	(31)	23,562	(24,229)

Parent Entity 2017		Fair Value
				Hedging						Total
	Notional	Trading		Fair Value		Cash Flow		Net Investment		Fair Value
$m	Amount	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Interest rate contracts
Futures contracts1	132,785	-	-	-	-	-	-	-	-	-	-
Forward rate agreements	215,934	21	(20)	-	-	-	-	-	-	21	(20)
Swap agreements	2,646,153	16,472	(15,549)	426	(3,008)	465	(588)	-	-	17,363	(19,145)
Options	69,016	156	(183)	-	-	-	-	-	-	156	(183)

Total interest rate contracts	3,063,888	16,649	(15,752)	426	(3,008)	465	(588)	-	-	17,540	(19,348)

Foreign exchange contracts
Spot and forward contracts	668,322	5,774	(6,024)	-	-	-	-	19	(16)	5,793	(6,040)
Cross currency swap agreements2	434,600	6,273	(7,894)	545	9	849	(454)	-	-	7,667	(8,339)
Options	13,604	124	(138)	-	-	-	-	-	-	124	(138)

Total foreign exchange contracts	1,116,526	12,171	(14,056)	545	9	849	(454)	19	(16)	13,584	(14,517)

Commodity contracts	7,772	270	(235)	-	-	-	-	-	-	270	(235)
Equities	202	3	-	-	-	-	-	-	-	3	-
Credit default swaps	10,907	79	(78)	-	-	-	-	-	-	79	(78)

Total of gross derivatives	4,199,295	29,172	(30,121)	971	(2,999)	1,314	(1,042)	19	(16)	31,476	(34,178)

Impact of netting arrangements3	-	(7,338)	7,330	(148)	1,711	(167)	226	-	-	(7,653)	9,267

Total of net derivatives	4,199,295	21,834	(22,791)	823	(1,288)	1,147	(816)	19	(16)	23,823	(24,911)

1The fair value differential of futures contracts are settled daily with the exchange. The notional balance represents open contracts as at 30 September.

2The unrealised foreign exchange gains or losses on derivatives in hedge relationships are substantially offset by the retranslation at spot exchange rates of the foreign currency denominated debt being hedged.

3Consists of derivative trades settled directly with central clearing counterparties and their associated variation margin. Refer to Note 24.

Credit default swaps

The Group buys and sells credit protection through the use of credit default swap (CDS) derivatives. These CDSs either protect the Group (as a buyer) or expose it (as a seller) to the risk of default of the entity referenced by the CDS. The CDSs are predominantly executed with other financial institutions and are entered into to facilitate institutional customer transactions and to manage the Group’s credit risk exposures.

The notional amount and fair value of CDSs are presented in the following table for both the Group and the Parent Entity:

	2018			2017
	Notional	Fair value		Notional	Fair value
$m	Amount	Asset	Liability	Amount	Asset	Liability
Credit protection bought	6,895	3	(101)	5,630	5	(78)
Credit protection sold	6,641	99	-	5,277	74	-

Total	13,536	102	(101)	10,907	79	(78)